SHORT-TERM AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
SHORT-TERM AND LONG-TERM INVESTMENTS

3. SHORT-TERM AND LONG-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Short-term investments
Aggregate cost basis	150,042	153,768
Gross unrealized holding gain	657	142
Aggregate fair value	150,699	153,910

The Group’s long-term investments consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Equity investments	—	273,020
Debt investments using fair value option	—	51,090
Total	—	324,110

Equity investments

In 2024, the Group entered into an Asset Management Agreement (the “Agreement”) with a third-party financial institution and engaged this institution as its investment manager. Pursuant to the Agreement, the Group’s investment manager is responsible for the investment and re-investment of cash, securities and other assets on behalf of the Group.

As of December 31, 2024, the Group’s equity investments represent equity securities of listed companies, and these securities were managed in accordance with the agreement. The fair value of these equity securities were measured using the quoted market price, a Level 1 input. For the year ended December 31, 2024, the Group recognized an unrealized loss of RMB178 million representing the change in fair value of the equity securities.

Debt investments

In 2024, the Group purchased trust products from a third-party trust company in the amount of RMB51 million. The underlying investments are corporate bonds. The interest earned from the corporate bonds was received quarterly. The corporate bonds will mature in July 2026.

The Group elected to apply fair value option for this debt investments. The fair value is estimated based on price of the debt investments quoted by the financial institution at the end of each period. For the year ended December 31, 2024, the Group recognized an unrealized gain of RMB0.1 million representing the change in fair value of the debt investments and realized gain of RMB2.1 million which were recorded as investment income.

The following table summarized the Group’s investments at fair value as of December 31, 2024:

	As of December 31, 2024
	Aggregate Cost	Unrealized Gain/(Losses)	Foreign Currency Translation Adjustment	Aggregate fair value
Equities securities	448,293	(177,815)	2,542	273,020
Debt investments	51,000	90	—	51,090
Total	499,293	(177,725)	2,542	324,110